ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Gain on Transaction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total gain recognized	$ 2,021,498	$ 0
Merger consideration for common stock, warrants, and stock options
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total gain recognized	1,727,687
Book value of Amended 2020 Loans assumed by Acquirer
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total gain recognized	211,315
Book value of net assets and liabilities related to INBRX-101 assumed by Acquirer
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total gain recognized	14,496
Transaction costs paid by Acquirer
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total gain recognized	$ 68,000